Investments - Pledged assets and net payable receivable for securities purchased sold (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Pledged assets and net payable for securities purchased [Line Items]
Restricted cash and cash equivalents	$ 97,620	$ 137,782
Restricted securities	6,341,000	5,258,000
Other assets
Pledged assets and net payable for securities purchased [Line Items]
Receivable for securities sold	187,000	52,000
Accounts payable, accrued expenses, and other
Pledged assets and net payable for securities purchased [Line Items]
Payable for securities purchased	$ 221,000	$ 149,000